Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Line Items]
Expense relating to short-term leases	$ 0	$ 63	$ 111
Bottom of Range [Member]
Leases [Line Items]
Lease agreements period	2 years
Top of Range [Member]
Leases [Line Items]
Lease agreements period	3 years